Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Parenthetical) (Detail) $ in Thousands, € in Millions	Jun. 30, 2015 USD ($)	Jun. 30, 2015 EUR (€)
Derivative [Line Items]
Minimum variable interest rate on debt	0.30%	0.30%
Maximum variable interest rate on debt	3.95%	3.95%
Floating Rate Payable [Member]
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt	$ 200,000
Fixed Interest Rate	2.14%	2.14%
Floating LIBOR rate receivable/payable cap	6.00%	6.00%
U.S. Dollar-denominated interest rate swaps 3 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt	$ 155,000
Fixed Interest Rate	2.20%	2.20%
U.S. Dollar-denominated interest rate swaps 4 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt	$ 155,000
Fixed Interest Rate	3.30%	3.30%
U.S. Dollar-denominated interest rate swaps 4 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Third Party [Member]
Derivative [Line Items]
Fixed Interest Rate	2.15%	2.15%
Euro-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt | €		€ 229.2
Reducing principal amount of Euro-denominated interest rate swaps	$ 78,100	€ 70.1
Teekay LNG [Member] | U.S. Dollar-denominated interest rate swaps 3 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Fixed Interest Rate	3.34%	3.34%
2015 Termination [Member] | Derivatives designated as a cash flow hedge [Member] | U.S. Dollar-denominated interest rate swaps 3 [Member]
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt	$ 180,000
2016 Termination [Member] | Derivatives designated as a cash flow hedge [Member] | U.S. Dollar-denominated interest rate swaps 3 [Member]
Derivative [Line Items]
Interest rate swap aggregate principal amount used to economically hedge on new debt	$ 320,000